Derivative Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the six months ended December 31, 2019)	December 31, 2019
Volatility	227.82%	227.82%
Expected Remaining Term (in years)	1	00.39 – 0.91
Risk Free Interest Rate	1.59%	1.48% – 1.59%
Expected dividend yield	None	None

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$924,744	$—	$—	$924,744
Total	$924,744	$—	$—	$924,744

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2019:

	Balance at June 30, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$698,264	$—	$—	$698,264
Total	$698,264	$—	$—	$698,264

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$371,532	$—	$—	$371,532
Total	$371,532	$—	$—	$371,532

Schedule of Derivative Liabilities at Fair Value

The following is a roll forward for the six months ended December 31, 2019 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2019	$698,264
Initial fair value of embedded conversion option derivative liability recorded as debt discount	115,000
Initial fair value of embedded conversion option derivative liability recorded as expense	93,125
Reductions due to conversions	(44,588)
Change in fair value included in statements of operations	62,943
Balance at December 31, 2019	$924,744

The following is a roll forward for the years ended June 30, 2019 and 2018 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2017	$881,172
Effects of foreign currency exchange rate changes	38
Reductions due to conversions	(861,695)
Reductions due to repayment of debt	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	543,744
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	313,694
Change in fair value included in statements of operations	(306,082)
Balance at June 30, 2018	371,532
Reductions due to repayment of debt	(936,650)
Reduction due to conversions	(1,388,764)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	180,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	382,944
Change in fair value included in statements of operations	2,089,202
Balance at June 30, 2019	$698,264

Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques	Warrants
	June 30, 2018	June 30, 2019
Volatility	110%	N/A
Expected remaining term	.25	N/A
Risk-free interest rate	1.93%	N/A
Expected dividend yield	None	N/A

Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

Convertible Debt

	Initial Valuations	June 30, 2018	June 30, 2019
Volatility	320%	191 - 221%	355%
Expected remaining term	1.00	0.56 - 1.1	0.11 - 0.90
Risk-free interest rate	2.32%	2.11 - 2.33%	1.92 - 2.15%
Expected dividend yield	None	None	None